Income Taxes (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current:
Federal	$ (2,325,000)	$ 18,064,000	$ 20,973,000
State	95,000	2,339,000	1,700,000
Total current	(2,230,000)	20,403,000	22,673,000
Deferred:
Federal	15,500,000	40,351,000	(11,261,000)
State	(1,640,000)	1,859,000	37,000
Total deferred	13,860,000	42,210,000	(11,224,000)
Total income tax expense	11,629,000	62,614,000	11,449,000
Deferred income tax assets:
Property, plant and equipment	6,870,000	30,770,000
Accrued expense and liabilities	34,221,000	32,484,000
Pension and other postretirement benefits	14,642,000	16,761,000
Investment in joint venture partnerships	2,514,000	8,450,000
Accrued reclamation and mine closure costs	49,143,000	41,854,000
Contract rights	33,460,000	31,838,000
Tax agreement liability	38,047,000	41,954,000
AMT credit	29,591,000	26,816,000
Net operating loss carry forward	10,627,000	2,197,000
Other	1,401,000	3,066,000
Total deferred income tax assets	220,516,000	236,190,000
Less valuation allowance	(12,711,000)	(17,231,000)
Net deferred income tax asset	207,805,000	218,960,000
Deferred income tax liabilities:
Inventories	(2,633,000)	(2,919,000)
Mineral rights	(79,571,000)	(78,936,000)
Mark-to-market gain	(9,639,000)	(4,861,000)
Other	(6,275,000)	(3,057,000)
Total deferred income tax liabilities	(98,118,000)	(89,773,000)
Net deferred income tax assets (liabilities)	109,687,000	129,187,000
Operating loss carryforwards that expire in 2029 to 2033	29,000,000
Net deferred income tax assets related to continuing operations as classified in the consolidated balance sheets
Net current deferred income tax assets	18,326,000	28,112,000
Net noncurrent deferred income tax assets	91,361,000	101,075,000
Net deferred income tax assets (liabilities)	109,687,000	129,187,000
CPE Resources
Current:
Federal	(2,113,000)	15,467,000	671,000
State	105,000	2,345,000	534,000
Total current	(2,008,000)	17,812,000	1,205,000
Deferred:
Federal	18,957,000	30,946,000	17,340,000
State	(1,470,000)	3,278,000	1,438,000
Total deferred	17,487,000	34,224,000	18,778,000
Total income tax expense	15,479,000	52,036,000	19,983,000
Deferred income tax assets:
Property, plant and equipment	6,870,000	30,770,000
Accrued expense and liabilities	34,222,000	32,484,000
Pension and other postretirement benefits	14,642,000	16,761,000
Investment in joint venture partnerships	2,514,000	8,450,000
Accrued reclamation and mine closure costs	49,143,000	41,854,000
Contract rights	33,460,000	31,838,000
AMT credit	29,591,000	26,816,000
Net operating loss carry forward	10,627,000	2,197,000
Other	1,401,000	3,064,000
Total deferred income tax assets	182,470,000	194,235,000
Less valuation allowance	(12,711,000)	(17,231,000)
Net deferred income tax asset	169,759,000	177,004,000
Deferred income tax liabilities:
Inventories	(2,633,000)	(2,919,000)
Mineral rights	(79,571,000)	(78,936,000)
Mark-to-market gain	(9,639,000)	(4,861,000)
Other	(6,275,000)	(3,057,000)
Total deferred income tax liabilities	(98,118,000)	(89,773,000)
Net deferred income tax assets (liabilities)	71,640,000	87,232,000
Operating loss carryforwards that expire in 2029 to 2033	29,000,000
Net deferred income tax assets related to continuing operations as classified in the consolidated balance sheets
Net current deferred income tax assets	13,366,000	21,096,000
Net noncurrent deferred income tax assets	58,274,000	66,136,000
Net deferred income tax assets (liabilities)	$ 71,640,000	$ 87,232,000